SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
SEGMENT INFORMATION

21. SEGMENT INFORMATION

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer of the Company, since he reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Company.

The Company has been operating in two principal businesses since 2016: module and system solutions (“MSS”) and Energy. The MSS business comprises primarily the design, development, manufacture and sale of solar modules, other solar power products and solar system kits . The MSS business also provides engineering, procurement and construction (EPC) and operating and maintenance (O&M) services. The Energy business comprises primarily the development and sale of solar projects, operating solar power projects and the sale of electricity. The module sales from the Company's MSS business to its Energy business are on terms and conditions similar to sales to third parties. The Company’s CODM reviews net revenue and gross profit and does not review balance sheet information by segment.

The following table summarizes the Company's revenues, gross profit and income from operations generated from each segment:

	Years Ended December 31, 2018
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,413,889	1,575,594	(244,971)	3,744,512
Cost of revenues	1,923,131	1,302,779	(256,480)	2,969,430
Gross profit	490,758	272,815	11,509	775,082
Income from operations	141,609	211,539	11,509	364,657

	Years Ended December 31, 2017
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,850,859	677,470	(137,936)	3,390,393
Cost of revenues	2,390,686	473,453	(111,344)	2,752,795
Gross profit	460,173	204,017	(26,592)	637,598
Income from operations	136,419	159,518	(26,592)	269,345

	Years Ended December 31, 2016
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,825,270	106,432	(78,624)	2,853,078
Cost of revenues	2,429,207	66,955	(60,272)	2,435,890
Gross profit	396,063	39,477	(18,352)	417,188
Income from operations	115,579	(4,063)	(18,352)	93,164

Income from operations is an estimated based on the Company's management accounts as some services are shared by two segments.

The following table summarizes the Company’s net revenues generated from different geographic locations. The information presented below is based on the location of customers’ headquarters:

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Europe and other regions:
—Germany	132,185	94,066	95,514
—Netherlands	36,732	51,357	83,475
—United Kingdom	73,274	48,295	101,479
—Australia	33,634	48,069	232,409
—South Africa	22,398	21,916	53,739
—Spain	22,516	13,471	58,811
— Czech	1,653	10,822	17,411
—Others	88,773	68,144	55,730
	411,165	356,140	698,568
The Americas:
—United States	863,500	628,815	999,144
—Brazil	33,002	388,554	339,964
—Canada	193,790	52,194	68,385
—Others	13,217	38,599	67,164
	1,103,509	1,108,162	1,474,657
Asia:
—PRC	585,296	874,559	620,520
—Japan	373,396	476,946	483,041
—India	292,234	336,468	145,873
—Singapore	7,615	97,483	8,427
—U.A.E	5,391	91,991	104,467
—Israel	464	302	73,879
—Korea	29,212	25,244	46,697
—Others	44,796	23,098	88,383
	1,338,404	1,926,091	1,571,287
Total net revenues	2,853,078	3,390,393	3,744,512

The following table summarizes the Company’s long‑lived assets, including property, plant and equipment, non-current project assets, solar power systems, prepaid land use rights and intangible assets at December 31, 2017 and 2018 by geographic region, based on the physical location of the assets:

	At December 31,	At December 31,
	2017	2018
	$	$
PRC	675,291	824,618
Japan	99,673	233,155
Australia	—	61,960
United States	71,761	50,052
Canada	8,827	9,739
Others	193,452	193,179
Total long-lived assets	1,049,004	1,372,703

The following table summarizes the Company’s revenues generated from each product or service:

	Years Ended December 31,
	2016	2017	2018
	$	$	$
MSS:
Solar modules and other solar power products	2,573,685	2,551,509	1,930,701
Solar system kits	86,794	84,598	93,253
EPC services	—	—	62,408
O&M services	4,128	6,938	10,767
Others ( materials)	82,039	69,878	71,789
Energy:
Solar power projects	22,665	632,256	1,542,906
Electricity	68,789	29,236	8,735
Others (EPC and development services)	14,978	15,978	23,953
Total net revenues	2,853,078	3,390,393	3,744,512